Long-term investments	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Long-term investments
Long-term investments
7.	Long-term investments

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
Equity method investments	284,536	262,338
Equity securities measured at fair value	69,319	101,293
Total long-term investments	353,855	363,631

Management evaluated whether there was other-than-temporary impairment based on the facts for the long-term investments, including recent financing activities, projected and historical financial performance of investees. No impairment loss was recognized for the six months ended June 30, 2022 and 2023.

Equity securities measured at fair value

The fair value of 2,030,374 shares of Luminar Technologies, Inc. increased to US$13,969 as at June 30, 2023. The fair value change of US$3,919 (equivalent to RMB27,722) was recorded as change in fair value of an equity security in the unaudited condensed consolidated statements of comprehensive loss.

8.	Long-term investments

	As of December 31,
	2021	2022
	RMB	RMB
Equity method investments	476,853	284,536
Equity securities	675,824	69,319
Total long-term investments	1,152,677	353,855

Equity method investments

As of December 31, 2020, the Group had a number of equity method investments, which were individually and in aggregate immaterial to the Group’s financial condition or results of operations.

The Group made several equity method investments during the years ended December 2021 and 2022, which included:

●	On April 28, 2021, Hubei ECARX entered into an investment agreement with a related party, Zhejiang Geely Holding Group (“Geely Group”), to establish an investee, JICA Intelligent Robotics Co., Ltd. (“JICA”) in the PRC, in which the Group owns 50% equity interest. The Group contributed RMB200,000 in cash to the investment. As disclosed in Note 29(b), the Group’s equity interest in JICA increased to 70% and JICA became a subsidiary of the Group since June 30, 2023. The transaction was a combination between entities under common control, the financial information presented for prior years have been retrospectively adjusted accordingly.
●	In May 2021, Hubei ECARX entered into a limited partnership agreement to subscribe 9.416% equity interest of Suzhou Chenling, a private equity fund which is focused on new energy and biotechnology industries, with the cash consideration of RMB200,000. The Group accounted for the investment in the limited partnership as equity method investment, as its investment is not deemed so minor that it can exert virtually no influence on the investee.
●	In July 2021, ECARX HK entered into an investment agreement with Volvo Car Corporation (“Volvo Cars”), a related party, to establish a joint venture, HaleyTek AB, with cash consideration of SEK360,000 (equivalent to RMB269,813), in which the Group owns 40% equity interest. In December 2022, Volvo Cars and ECARX HK made additional investments in cash of SEK25,620 (equivalent to RMB17,478) and SEK17,080 (equivalent to RMB11,652), respectively, to HaleyTeK AB. The investments were made in proportion to their equity interests of 60% and 40%.
●	On July 26, 2021, the Group acquired 34.61% equity interest of SiEngine Technology Co., Ltd. (“SiEngine”) from the controlling shareholder of the Company, at the cash consideration of US$10,600 (equivalent to RMB68,967) plus the issuance of 9,882,082 Series B Redeemable Convertible Preferred Shares at the issuance price of US$9.70 per share valuing US$95,800 (equivalent to RMB620,703). The Group initially recognized the investment at the carrying amount of the Company’s controlling shareholder, which was nil, as a transaction between companies under common control. The excess of consideration over the carrying amount of the equity investment was recorded as a deemed dividend in the amount of RMB689,670 to the controlling shareholder.
●	On September 1, 2021, the Group sold 2% equity interest of a PRC subsidiary, Hubei Dongjun, at the cash consideration of RMB1,000. As a result of the transaction, the Group’s equity interest in the subsidiary decreased from 51% to 49% and the Group lost control over the subsidiary. On the date when the Group lost control in the subsidiary, the Group remeasured its retained equity interest at fair value of RMB24,500 and recorded a gain of RMB10,579 on deconsolidation. The Group accounts for the retained interest as an equity method investment.
●	In January 2022, Suzhou Photon-Matrix, a majority-owned subsidiary of the Group, entered into financing agreements with third party investors, pursuant to which these investors contributed, in aggregate, RMB10,000 in cash in exchange for 3.45% of equity interests of Suzhou Photon-Matrix. As a result of the transaction, the Group’s equity interest in the subsidiary decreased from 50.92% to 49.17%, and the Group lost control in Suzhou Photon-Matrix. On the date the Group lost control in the subsidiary, the Group remeasured its retained equity interest in Suzhou Photon-Matrix at fair value of RMB64,000 using the backsolve method, a market approach. A gain of RMB71,974 was recorded on deconsolidation which was calculated as follows. The Group retains significant influence over the investment and accounts for it as an equity method investment.

Year Ended December 31,
2022
RMB
Fair value of the consideration received	—
Add: Fair value of retained equity interest in Suzhou Photon-Matrix	64,000
Add: Carrying amount of redeemable noncontrolling interest	40,750
Less: Carrying amount of non-redeemable noncontrolling interest	(7,178)
Less: Carrying amount of Suzhou Photon-Matrix’s net assets	(25,598)
Gains on deconsolidation of Suzhou Photon-Matrix	71,974

●	In February and March 2022, the Group provided cash in the amount of RMB28,500 to an equity method investment, Anhui Xinzhi Technology Co., Ltd. (“Anhui Xinzhi”) as financial support. The investment was derecognized as part of the Restructuring. Since then, Anhui Xinzhi has been a related party of the Group, which is disclosed in the Note 28.

In April 2022, as part of the Restructuring, the Group spun off three equity method investments, including the equity method investment in Suzhou Chenling to Hubei ECARX. See Note 1(d).

Summary combined financial information for the investee companies as of and for the years ended December 31, 2021 and 2022 is as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Financial position:
Current assets	1,068,323	1,216,042
Non-current assets	1,252,988	999,573
Total assets	2,321,311	2,215,615
Current liabilities	675,372	942,899
Non-current liabilities	956,934	1,056,274
Total liabilities	1,632,306	1,999,173
Shareholders’ equity	689,005	216,442
Total liabilities and shareholders’ deficit	2,321,311	2,215,615

	Year ended December 31,
	2021	2022
	RMB	RMB
Results of operations:
Total revenues	711,800	1,134,152
Loss from operation	(482,095)	(636,240)
Net loss	(392,337)	(641,401)

Management evaluated whether there was other-than-temporary impairment based on the facts, including recent financing activities, projected and historical financial performance of the investees. No impairment loss was recognized for the years ended December 31, 2020, 2021 and 2022.

Equity securities

On July 1, 2021, the Group subscribed 8,834 newly issued common shares of Zenseact AB (“Zenseact”), representing 15% equity interest of Zenseact, at the cash consideration of US$106,000 (equivalent to RMB675,824). Zenseact is a private-owned entity and a related party of the Group.

As of December 31, 2021, the Group held 8,834 common shares of Zenseact, representing 15% equity interest of the investee. Zenseact is a private-owned entity and a related party of the Group. The investment was accounted for as an equity security without a readily determinable fair value and measured at cost less any impairments.

In April 2022, Volvo Cars, the controlling interest holder of Zenseact, made capital contribution of SEK800,000 to Zenseact to obtain 6,447 newly issued common shares. As a result of the transaction, the Group’s equity interest in Zenseact decreased to 13.5%. The Group evaluated its investment’s carrying amount based on the observable price, and recognized a gain of US$5,297 (equivalent to RMB35,153). In December 2022, the Group disposed of its investment in Zenseact for a consideration of US$115,000 (equivalent to RMB763,192) at a gain of US$3,703 (equivalent to RMB24,575); the cash consideration of US$115,000 was received in January 2023.

In May 2022, the Group entered into strategic investment agreements with Luminar Technologies, Inc., (“Luminar”) a Delaware corporation. Pursuant to the strategic investment agreement, Luminar was to fulfil the agreement obligation by electing on its sole discretion to (1) pay cash in the amount of US$15,000 to the Group, or (2) issue shares to the Group in the number equal to the quotient of US$15,000 divided by the volume-weighted average price of Luminar’s shares listed on Nasdaq for twenty (20) consecutive trading days immediately preceding the closing date of the Group’s merger with COVA, at the par value of US$0.0001 per share, provided that no fractional shares will be issued, upon the completion of the Group’s mergers with COVA. Pursuant to this agreement, upon the Group’s Merger with COVA, Luminar settled its obligation by issuing 2,030,374 shares to the Company worth

US$12,588. The fair value of these shares decreased to US$10,050 as at December 31, 2022. The fair value change of US$2,538 (equivalent to RMB16,843) was recorded in the consoldiated statements of comprehensive loss.

No impairment loss was recognized for the years ended December 31, 2020, 2021 and 2022.